UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:     Pier Capital, LLC
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 028-11012

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Maguire
Title:  Chief Compliance Officer
Phone:  203-425-1440
Signature, Place, and Date
Veronica Maguire, Stamford, CT, May 5, 2005

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 2
Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $618,629

List of Other Included Managers:
01  028-11112 Hillswick Asset Management, LLC
02  028-04777 SEB Asset Management America, Inc.



FORM 13F INFORMATION TABLE
	Title		Value	Shares/	SH/	Investment	Other	 	Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT	PRN	Discretion	Managers	Authority
Advance Auto Parts	COM	00751Y106	5,716 	113,300 	SH	sole	01	02	NONE
Affiliated Managers Group	COM	008252108	9,697 	156,330 	SH	sole	01	02	NONE
Ameritrade Holding Corp	COM	03074K100	3,195 	312,900 	SH	sole	01	02	NONE
Abercrombie & Fitch Co-CL A	COM	002896207	14,120 	246,673 	SH	sole	01	02	NONE
Arbinet Thexchange Inc	COM	03875P100	2,883 	151,329 	SH	sole	01	02	NONE
Arthrocare Corp	COM	043136100	4,235 	148,610 	SH	sole	01	02	NONE
American Science & Engineering	COM	029429107	4,916 	109,952 	SH	sole	01	02	NONE
Altiris Inc	COM	02148M100	3,308 	138,700 	SH	sole	01	02	NONE
Audiocodes Ltd	COM	M15342104	3,107 	275,950 	SH	sole	01	02	NONE
Avaya Inc	COM	053499109	3,358 	287,500 	SH	sole	01	02	NONE
Bed Bath & Beyond Inc	COM	075896100	3,723 	101,900 	SH	sole	01	02	NONE
Bill Barrett Corp	COM	06846N104	3,920 	135,600 	SH	sole	01	02	NONE
Celebrate Express Inc	COM	15100A104	6,316 	322,410 	SH	sole	01	02	NONE
Beckman Coulter Inc	COM	075811109	4,313 	64,900 	SH	sole	01	02	NONE
Bright Horizons Family Solutio	COM	109195107	3,923 	116,280 	SH	sole	01	02	NONE
Bucyrus International Inc-A	COM	118759109	4,201 	107,540 	SH	sole	01	02	NONE
Buffalo Wild Wings Inc	COM	119848109	4,370 	115,520 	SH	sole	01	02	NONE
Cheesecake Factory (The)	COM	163072101	5,387 	151,950 	SH	sole	01	02	NONE
CB Richard Ellis Group Inc-A	COM	12497T101	10,532 	301,000 	SH	sole	01	02	NONE
Computer Learning Centers	COM	205199102	0 	295 	SH	sole	01	02	NONE
Centene Corp	COM	15135B101	6,577 	219,320 	SH	sole	01	02	NONE
Coach Inc	COM	189754104	7,622 	134,600 	SH	sole	01	02	NONE
Cooper Cos Inc	COM	216648402	5,504 	75,500 	SH	sole	01	02	NONE
Progress Energy Inc-CVO	COM	743263AA3	0 	15,300 	SH	sole	01	02	NONE
Copart Inc	COM	217204106	4,076 	173,000 	SH	sole	01	02	NONE
Carter's Inc	COM	146229109	9,276 	233,360 	SH	sole	01	02	NONE
Charles River Laboratories	COM	159864107	2,798 	59,472 	SH	sole	01	02	NONE
Cognizant Tech Solutions Crp	COM	192446102	14,629 	316,650 	SH	sole	01	02	NONE
Covance Inc	COM	222816100	5,866 	123,200 	SH	sole	01	02	NONE
Commercial Vehicle Group Inc	COM	202608105	4,344 	217,175 	SH	sole	01	02	NONE
Cytyc Corporation	COM	232946103	3,636 	158,000 	SH	sole	01	02	NONE
Diebold Inc	COM	253651103	4,569 	83,300 	SH	sole	01	02	NONE
Dick's Sporting Goods Inc	COM	253393102	9,588 	261,030 	SH	sole	01	02	NONE
EGL Inc	COM	268484102	3,099 	135,930 	SH	sole	01	02	NONE
Brinker International Inc	COM	109641100	4,451 	122,900 	SH	sole	01	02	NONE
Educate Inc	COM	28138P100	6,042 	435,633 	SH	sole	01	02	NONE
Syneron Medical Ltd	COM	M87245102	4,716 	148,020 	SH	sole	01	02	NONE
EOG Resources Inc	COM	26875P101	4,835 	99,200 	SH	sole	01	02	NONE
Edge Petroleum Corp	COM	279862106	1,941 	117,181 	SH	sole	01	02	NONE
Energy Partners Ltd	COM	29270U105	4,167 	160,450 	SH	sole	01	02	NONE
Equinix Inc	COM	29444U502	3,253 	76,828 	SH	sole	01	02	NONE
Electronic Arts Inc	COM	285512109	3,449 	66,600 	SH	sole	01	02	NONE
East West Bancorp Inc	COM	27579R104	2,858 	77,404 	SH	sole	01	02	NONE
Fastenal Co	COM	311900104	3,865 	69,900 	SH	sole	01	02	NONE
F5 Networks Inc	COM	315616102	4,266 	84,500 	SH	sole	01	02	NONE
Foxhollow Technologies In	COM	35166A103	9,055 	321,100 	SH	sole	01	02	NONE
GFI Group Inc	COM	361652209	4,609 	171,800 	SH	sole	01	02	NONE
Gravity Co Ltd	COM	38911N107	3,792 	401,710 	SH	sole	01	02	NONE
Guitar Center Inc	COM	402040109	3,674 	67,004 	SH	sole	01	02	NONE
Getty Images Inc	COM	374276103	5,561 	78,200 	SH	sole	01	02	NONE
Hologic Inc	COM	436440101	7,301 	229,030 	SH	sole	01	02	NONE
Harris Interactive Inc	COM	414549105	2,382 	516,810 	SH	sole	01	02	NONE
Humana Inc	COM	444859102	4,443 	139,100 	SH	sole	01	02	NONE
Interline Brands Inc	COM	458743101	4,452 	232,980 	SH	sole	01	02	NONE
Inamed Corp	COM	453235103	4,865 	69,620 	SH	sole	01	02	NONE
IPayment Inc	COM	46262E105	7,478 	177,203 	SH	sole	01	02	NONE
Intuitive Surgical Inc	COM	46120E602	11,149 	245,200 	SH	sole	01	02	NONE
Jakks Pacific Inc	COM	47012E106	4,064 	189,265 	SH	sole	01	02	NONE
JLG Industries Inc	COM	466210101	5,968 	276,950 	SH	sole	01	02	NONE
Joy Global Inc	COM	481165108	19,304 	550,599 	SH	sole	01	02	NONE
Kinetic Concepts Inc	COM	49460W208	4,635 	77,700 	SH	sole	01	02	NONE
Kerzner International Ltd	COM	P6065Y107	6,010 	98,150 	SH	sole	01	02	NONE
China Life Insurance Co-ADR	COM	16939P106	375 	14,100 	SH	sole	01	02	NONE
Laserscope	COM	518081104	8,945 	281,812 	SH	sole	01	02	NONE
Life Time Fitness Inc	COM	53217R207	9,005 	333,770 	SH	sole	01	02	NONE
Mercantile Bank Corp	COM	587376104	5,070 	124,028 	SH	sole	01	02	NONE
Molecular Devices Corp	COM	60851C107	2,599 	136,810 	SH	sole	01	02	NONE
Allscripts Healthcare Solut	COM	01988P108	3,527 	246,650 	SH	sole	01	02	NONE
Medco Health Solutions Inc	COM	58405U102	6,072 	122,500 	SH	sole	01	02	NONE
MIPS Technologies Inc	COM	604567107	6,703 	582,860 	SH	sole	01	02	NONE
Monster Worldwide Inc	COM	611742107	4,246 	151,600 	SH	sole	01	02	NONE
National Instruments Corp	COM	636518102	4,661 	172,300 	SH	sole	01	02	NONE
Ness Technologies Inc	COM	64104X108	6,195 	517,130 	SH	sole	01	02	NONE
Orckit Communications Ltd	COM	M7531S206	4,875 	87,608 	SH	sole	01	02	NONE
Parlux Fragrances Inc	COM	701645103	3,712 	171,460 	SH	sole	01	02	NONE
Paychex Inc	COM	704326107	4,444 	135,400 	SH	sole	01	02	NONE
Prestige Brands Holdings Inc	COM	74112D101	4,746 	268,900 	SH	sole	01	02	NONE
Peets Coffee & Tea Inc	COM	705560100	4,184 	169,750 	SH	sole	01	02	NONE
Petsmart Inc	COM	716768106	4,589 	159,600 	SH	sole	01	02	NONE
PF Chang's China Bistro Inc	COM	69333Y108	13,858 	231,740 	SH	sole	01	02	NONE
Pacificare Health Systems Inc	COM	695112102	5,111 	89,800 	SH	sole	01	02	NONE
Palomar Medical Technologies	COM	697529303	4,485 	166,309 	SH	sole	01	02	NONE
Pharmaceutical Product Devel	COM	717124101	9,453 	195,100 	SH	sole	01	02	NONE
PRA International	COM	69353C101	4,270 	158,551 	SH	sole	01	02	NONE
Providence Service Corp	COM	743815102	5,117 	220,090 	SH	sole	01	02	NONE
Psychiatric Solutions Inc.	COM	74439H108	5,738 	124,730 	SH	sole	01	02	NONE
QC Holdings Inc	COM	74729T101	3,446 	229,268 	SH	sole	01	02	NONE
Quality Distribution Inc	COM	74756M102	4,765 	439,157 	SH	sole	01	02	NONE
RecordLab Corporation	COM	75626L109	0 	2,744 	SH	sole	01	02	NONE
Ruby Tuesday Inc	COM	781182100	1,572 	64,700 	SH	sole	01	02	NONE
Red Robin Gourmet Burgers	COM	75689M101	4,390 	86,230 	SH	sole	01	02	NONE
Signature Bank 	COM	82669g104	3,850 	145,220 	SH	sole	01	02	NONE
Safenet Inc	COM	78645R107	3,610 	123,160 	SH	sole	01	02	NONE
Sierra Health Services	COM	826322109	4,992 	78,200 	SH	sole	01	02	NONE
Symmetry Medical Inc	COM	871546206	7,398 	388,940 	SH	sole	01	02	NONE
Argon ST Inc	COM	040149106	4,129 	125,110 	SH	sole	01	02	NONE
Texas Capital Banc Shares Inc	COM	88224Q107	4,071 	193,880 	SH	sole	01	02	NONE
Toreador Resources Corp	COM	891050106	3,022 	166,510 	SH	sole	01	02	NONE
T Rowe Price Group Inc	COM	74144T108	4,388 	73,900 	SH	sole	01	02	NONE
Tractor Supply Company	COM	892356106	14,531 	332,892 	SH	sole	01	02	NONE
Tower Group Inc	COM	891777104	5,487 	411,319 	SH	sole	01	02	NONE
Texas Roadhouse Inc - Class A	COM	882681109	6,486 	230,992 	SH	sole	01	02	NONE
United Natural Foods Inc	COM	911163103	6,170 	215,510 	SH	sole	01	02	NONE
Ultra Petroleum Corp	COM	903914109	4,592 	90,400 	SH	sole	01	02	NONE
Urban Outfitters Inc	COM	917047102	6,466 	134,800 	SH	sole	01	02	NONE
Valassis Communications Inc	COM	918866104	4,237 	121,200 	SH	sole	01	02	NONE
Volterra Semiconductor Corp	COM	928708106	4,090 	302,961 	SH	sole	01	02	NONE
Ventana Medical Systems	COM	92276H106	5,261 	140,440 	SH	sole	01	02	NONE
Waters Corp	COM	941848103	3,694 	103,200 	SH	sole	01	02	NONE
WellCare Health Plans Inc	COM	94946T106	14,597 	479,230 	SH	sole	01	02	NONE
Whole Foods Market Inc	COM	966837106	4,953 	48,500 	SH	sole	01	02	NONE
Great Wolf Resorts Inc	COM	391523107	4,836 	193,812 	SH	sole	01	02	NONE
Williams-Sonoma Inc	COM	969904101	4,498 	122,400 	SH	sole	01	02	NONE
Wintrust Financial Corp	COM	97650W108	3,553 	75,450 	SH	sole	01	02	NONE
Wolverine World Wide Inc	COM	978097103	3,867 	180,439 	SH	sole	01	02	NONE
XTO Energy Inc	COM	98385X106	4,309 	131,200 	SH	sole	01	02	NONE
